Goodwill and Other Intangible Assets - Other Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost
Intangible asset before accumulated amortization					$ 4,917	$ 4,917	$ 4,917
Accumulated amortization
Accumulated amortization, beginning balance			$ 1,128	$ 832	832	536
Current year amortization	$ 74	$ 74	222	222	296	296	295
Accumulated amortization, ending balance					1,128	832	536
Net definite-lived intangibles:
Intangible assets, net					$ 3,789	4,085
Intangible assets, weighted-average useful life					15 years
Maximum
Net definite-lived intangibles:
Intangible assets, amortization period					25 years
Databases and software
Cost
Intangible asset before accumulated amortization					$ 1,077	1,077	1,077
Accumulated amortization
Accumulated amortization, beginning balance			379	280	280	181
Current year amortization					99	99
Accumulated amortization, ending balance					379	280	181
Net definite-lived intangibles:
Intangible assets, net					698	797
Customer relationships
Cost
Intangible asset before accumulated amortization					2,753	2,753	2,753
Accumulated amortization
Accumulated amortization, beginning balance			421	310	310	199
Current year amortization					111	111
Accumulated amortization, ending balance					421	310	199
Net definite-lived intangibles:
Intangible assets, net					2,332	2,443
Trade names
Cost
Intangible asset before accumulated amortization					1,087	1,087	1,087
Accumulated amortization
Accumulated amortization, beginning balance			$ 328	$ 242	242	156
Current year amortization					86	86
Accumulated amortization, ending balance					328	242	$ 156
Net definite-lived intangibles:
Intangible assets, net					$ 759	$ 845